Reconciliation of Numerator and Denominator used in Calculation of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net income per share:
Net Income	$ 2,131	$ 1,812	$ 9,589	$ 20,155	$ 6,023
Less: Dividends paid (income) attributable to convertible preferred stockholders		1,758	13,141	12,159	3,378
Undistributed income (loss) attributable to convertible preferred stockholders			(3,842)	7,400	2,468
Net income attributable to common stockholders-basic and diluted	$ 2,131	$ 54	$ 290	$ 596	$ 177
Denominator
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders-basic	16,936,007	464,994	469,089	461,884	461,248
Potential dilutive options	659,040	771,416	641,999	703,561	422,179
Potential dilutive warrants, as calculated using treasury stock method				35,680	16,112
Potential dilutive restricted stock units	5,861
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders-diluted	17,600,908	1,236,410	1,111,088	1,201,125	899,539
Net income per share attributable to common stockholders
-Basic	$ 0.13	$ 0.12	$ 0.62	$ 1.29	$ 0.38
-Diluted	$ 0.12	$ 0.04	$ 0.26	$ 0.50	$ 0.20